As filed with the Securities and Exchange Commission on September 24, 2008

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number  811-07959

Advisors Series Trust
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Jeanine M. Bajczyk
Advisors Series Trust
615 East Michigan Street
Milwaukee, WI 53202
(Name and address of agent for service)

(414) 765-6609
(Registrant's telephone number, including area code)

Date of fiscal year end: October 31, 2008

Date of reporting period: July 31, 2008

Item 1. Schedules of Investments.

ActivePassive Large Cap Growth Fund
Schedule of Investments
July 31, 2008 (Unaudited)

	Shares	Value
COMMON STOCKS - 34.37%
Consumer Discretionary - 4.09%
Auto Components - 1.70%
BorgWarner, Inc.	395	$15,926
Johnson Controls, Inc.	953	28,743
		44,669
Automobiles - 0.89%
Daimler AG (b)	406	23,422

Internet & Catalog Retail - 0.82%
Amazon.com, Inc. (a)	284	21,680

Multiline Retail - 0.68%
Nordstrom, Inc.	624	17,934
Total Consumer Discretionary (Cost $128,476)		107,705

Energy - 1.24%
Energy Equipment & Services - 0.76%
Schlumberger Ltd. (b)	197	20,015

Oil & Gas - 0.48%
Petroleo Brasileiro SA - ADR (b)	225	12,580
Total Energy (Cost $34,814)		32,595

Financials - 2.87%
Capital Markets - 1.32%
State Street Corp.	155	11,104
T. Rowe Price Group, Inc.	396	23,701
		34,805
Consumer Finance - 0.84%
American Express Co.	594	22,049

Diversified Financial Services - 0.71%
CME Group Co., Inc.	52	18,727
Total Financials (Cost $83,403)		75,581

Health Care - 4.21%
Biotechnology - 1.41%
Gilead Sciences, Inc. (a)	686	37,030

Health Care Equipment & Supplies - 2.09%
Becton, Dickinson & Co.	310	26,322
Varian Medical Systems, Inc. (a)	480	28,800
		55,122
Pharmaceuticals - 0.71%
Allergan, Inc.	362	18,799
Total Health Care (Cost $101,941)		110,951

Industrials - 8.74%
Aerospace & Defense - 1.96%
The Boeing Co.	339	20,716
Raytheon Co.	542	30,856
		51,572

	Shares	Value
Air Freight & Logistics - 0.74%
Expeditors International of Washington, Inc.	546	$19,388

Construction & Engineering - 1.51%
Jacobs Engineering Group Inc. (a)	516	39,907

Industrial Conglomerates - 1.05%
General Electric Co.	981	27,753

Machinery - 2.28%
Caterpillar Inc.	461	32,049
PACCAR Inc.	665	27,970
		60,019
Road & Rail - 1.20%
Union Pacific Corp.	382	31,492
Total Industrials (Cost $252,482)		230,131

Information Technology - 8.72%
Communications Equipment - 3.11%
QUALCOMM Inc.	616	34,089
Research In Motion Ltd. (a)(b)	390	47,900
		81,989
Computers & Peripherals - 1.84%
Apple Inc. (a)	305	48,480

Electronic Equipment & Instruments - 1.13%
Tyco Electronics Ltd. (b)	894	29,627

Internet Software & Services - 1.31%
Google Inc. (a)	73	34,584

Software - 1.33%
Electronic Arts Inc. (a)	810	34,976
Total Information Technology (Cost $224,331)		229,656

Materials - 3.53%
Chemicals - 3.53%
Ecolab Inc.	427	19,087
Praxair, Inc.	515	48,271
Sigma-Aldrich Corp.	422	25,632
Total Materials (Cost $92,410)		92,990

Telecommunication Services - 0.97%
Diversified Telecommunication Services - 0.97%
AT&T, Inc.	830	25,572
Total Telecommunication Services (Cost $31,107)		25,572
TOTAL COMMON STOCKS (Cost $948,964)		905,181

EXCHANGE-TRADED FUNDS - 62.12%
Vanguard Growth ETF	28,119	1,636,245
TOTAL EXCHANGE-TRADED FUNDS (Cost $1,701,116)		1,636,245

	Shares	Value
SHORT TERM INVESTMENTS - 3.99%
Investment Companies - 3.99%
Fidelity Institutional Money Market Portfolio	105,114	$105,114
TOTAL SHORT TERM INVESTMENTS (Cost $105,114)		105,114
Total Investments (Cost $2,755,194) - 100.48%		2,646,540
Liabilities in Excess of Other Assets - (0.48)%		(12,691)
TOTAL NET ASSETS - 100.00%		$2,633,849

Footnotes

Percentages are stated as a percent of net assets.

ADR	American Depository Receipt
(a)	Non Income Producing
(b)	Foreign Issued Security

The cost basis of investments for federal income tax purposes at July 31, 2008 was as follows*:

Cost of investments	$2,755,194
Gross unrealized appreciation	34,833
Gross unrealized depreciation	(143,487)
Net unrealized depreciation	$(108,654)

*Because tax adjustments are calculated annually and the fund has not yet completed a fiscal year end, the above table does not reflect tax adjustments.

FAS 157 - Summary of Fair Value Exposure at July 31, 2008 (Unaudited)
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 -	Quoted prices in active markets for identical securities.
Level 2 -	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 -	Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's net assets as of July 31, 2008 (Unaudited):

Description		Investments in Securities	Other Financial Instruments
Level 1 - Quoted prices		$ 2,646,540	$ —
Level 2 - Other significant observable inputs		—	—
Level 3 - Significant unobservable inputs		—	—
Total		$ 2,646,540	$ —

* Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation / depreciation on the instrument.

ActivePassive Large Cap Value Fund
Schedule of Investments
July 31, 2008 (Unaudited)

	Shares	Value
COMMON STOCKS - 34.04%
Consumer Discretionary - 3.08%
Hotels Restaurants & Leisure - 0.98%
McDonald's Corp.	457	$27,324

Household Durables - 0.64%
Fortune Brands, Inc.	309	17,709

Specialty Retail - 1.46%
AutoZone, Inc. (a)	149	19,413
Best Buy Co., Inc.	380	15,094
The Gap, Inc.	388	6,255
		40,762
Total Consumer Discretionary (Cost $88,951)		85,795

Consumer Staples - 4.09%
Food & Staples Retailing - 1.31%
Wal-Mart Stores, Inc.	625	36,638

Food Products - 0.54%
General Mills, Inc.	234	15,067

Household Products - 1.21%
The Procter & Gamble Co.	513	33,591

Tobacco - 1.03%
Altria Group, Inc.	735	14,957
Philip Morris International Inc. (a)	267	13,791
		28,748
Total Consumer Staples (Cost $112,923)		114,044

Energy - 7.78%
Energy Equipment & Services - 0.55%
Transocean Inc. (a)(b)	113	15,371

Oil & Gas - 7.23%
Apache Corp.	449	50,364
Chevron Corp.	611	51,666
ConocoPhillips	597	48,727
Marathon Oil Corp.	1,026	50,756
		201,513
Total Energy (Cost $231,740)		216,884

Financials - 5.93%
Capital Markets - 1.16%
Legg Mason, Inc.	495	19,973
Merrill Lynch & Co., Inc.	465	12,392
		32,365
Commercial Banks - 1.95%
Bank of America Corp.	667	21,944
SunTrust Banks, Inc.	256	10,511
UnionBanCal Corp.	409	21,971
		54,426

	Shares	Value
Diversified Financial Services - 1.08%
Citigroup, Inc.	467	$8,728
JPMorgan Chase & Co.	525	21,331
		30,059
Insurance - 1.74%
The Allstate Corp.	202	9,336
American International Group, Inc.	656	17,089
The Hartford Financial Services Group, Inc.	348	22,060
		48,485
Total Financials (Cost $192,510)		165,335

Health Care - 2.56%
Health Care Providers & Services - 1.89%
AmerisourceBergen Corp.	399	16,706
Humana Inc. (a)	241	10,582
Laboratory Corp. of America Holdings (a)	210	14,192
Quest Diagnostics, Inc.	213	11,323
		52,803
Pharmaceuticals - 0.67%
Johnson & Johnson	152	10,407
Pfizer, Inc.	443	8,271
		18,678
Total Health Care (Cost $71,767)		71,481

Industrials - 5.00%
Aerospace & Defense - 1.16%
Honeywell International, Inc.	415	21,099
United Technologies Corp.	177	11,324
		32,423
Air Freight & Logistics - 0.27%
FedEx Corp.	96	7,569

Building Products - 0.16%
Masco Corp.	269	4,436

Electrical Equipment - 0.71%
Emerson Electric Co.	405	19,724

Industrial Conglomerates - 0.39%
General Electric Co.	379	10,722

Machinery - 1.26%
Dover Corp.	484	24,021
Ingersoll-Rand Co., Ltd. (b)	305	10,980
		35,001
Road & Rail - 1.05%
Burlington Northern Santa Fe Corp.	282	29,365
Total Industrials (Cost $147,426)		139,240

Information Technology - 1.83%
Computers & Peripherals - 0.78%
Dell Inc. (a)	884	21,720

Semiconductor & Semiconductor Equipment - 1.05%
Intel Corp.	1,319	29,269
Total Information Technology (Cost $46,472)		50,989

	Shares	Value
Materials - 1.43%
Metals & Mining - 1.43%
Alcoa, Inc.	720	$24,300
Freeport-McMoRan Copper & Gold, Inc.	161	15,577
Total Materials (Cost $43,286)		39,877

Telecommunication Services - 0.77%
Diversified Telecommunication Services - 0.77%
AT&T, Inc.	696	21,444
Total Telecommunication Services (Cost $25,831)		21,444

Utilities - 1.57%
Electric Utilities - 0.47%
FPL Group, Inc.	203	13,100

Multi-Utilities & Unregulated Power - 1.10%
Public Service Enterprise Group, Inc.	734	30,681
Total Utilities (Cost $46,154)		43,781
TOTAL COMMON STOCKS (Cost $1,007,059)		948,870

CLOSED-END FUNDS - 0.28%
John Hancock Bank and Thrift Opportunity Fund	1,580	7,821
TOTAL CLOSED-ENDED FUNDS (Cost $9,162)		7,821

EXCHANGE-TRADED FUNDS - 63.80%
Vanguard Value ETF	31,871	1,778,083
TOTAL EXCHANGE-TRADED FUNDS (Cost $1,969,355)		1,778,083

SHORT TERM INVESTMENTS - 2.10%
Investment Companies - 2.10%
Fidelity Institutional Money Market Portfolio	58,411	58,411
TOTAL SHORT TERM INVESTMENTS (Cost $58,411)		58,411
Total Investments (Cost $3,043,987) - 100.22%		$2,793,185
Liabilities in Excess of Other Assets - (0.22)%		(6,059)
TOTAL NET ASSETS - 100.00%		$2,787,126

Footnotes

Percentages are stated as a percent of net assets.

(a)	Non Income Producing
(b)	Foreign Issued Security

The cost basis of investments for federal income tax purposes at July 31, 2008 was as follows*:

Cost of investments	$3,043,987
Gross unrealized appreciation	23,071
Gross unrealized depreciation	(273,873)
Net unrealized depreciation	$(250,802)

*Because tax adjustments are calculated annually and the fund has not yet completed a fiscal year end, the above table does not reflect tax adjustments.

FAS 157 - Summary of Fair Value Exposure at July 31, 2008 (Unaudited)
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 -	Quoted prices in active markets for identical securities.
Level 2 -	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 -	Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's net assets as of July 31, 2008 (Unaudited):

Description		Investments in Securities	Other Financial Instruments
Level 1 - Quoted prices		$ 2,793,185	$ —
Level 2 - Other significant observable inputs		—	—
Level 3 - Significant unobservable inputs		—	—
Total		$ 2,793,185	$ —

* Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation / depreciation on the instrument.

ActivePassive Small/Mid Cap Growth Fund
Schedule of Investments
July 31, 2008 (Unaudited)

	Shares	Value
COMMON STOCKS - 48.17%
Consumer Discretionary - 8.99%
Commercial Services & Supplies - 0.75%
DeVry, Inc.	765	$43,460

Diversified Consumer Services - 0.50%
Capella Education Co. (a)	555	28,971

Hotels Restaurants & Leisure - 0.58%
Bally Technologies, Inc. (a)	1,060	33,697

Household Durables - 0.55%
Tupperware Brands Corp.	825	32,175

Internet & Catalog Retail - 1.80%
Netflix Inc. (a)	1,415	43,709
Priceline.com, Inc. (a)	305	35,060
VistaPrint Ltd. (a)(b)	990	25,512
		104,281
Media - 0.54%
Focus Media Holding Ltd. - ADR (a)(b)	1,049	31,166

Multiline Retail - 0.87%
Big Lots, Inc. (a)	1,655	50,411

Specialty Retail - 1.56%
GameStop Corp. (a)	781	31,638
Guess?, Inc.	885	28,028
Tiffany & Co.	810	30,610
		90,276
Textiles, Apparel & Luxury Goods - 1.84%
Deckers Outdoor Corp. (a)	290	32,773
Skechers U.SA, Inc. (a)	1,555	29,389
The Warnaco Group, Inc. (a)	1,070	44,886
		107,048
Total Consumer Discretionary (Cost $568,209)		521,485

Energy - 6.07%
Energy Equipment & Services - 4.36%
Cameron International Corp. (a)	671	32,047
Core Laboratories N.V. (b)	290	37,587
Dawson Geophysical Co. (a)	540	35,440
Dril-Quip, Inc. (a)	640	34,650
FMC Technologies, Inc. (a)	630	38,921
Oil States International, Inc. (a)	700	38,416
Superior Energy Services, Inc. (a)	760	36,047
		253,108
Oil & Gas - 1.71%
Carrizo Oil & Gas, Inc. (a)	502	25,271
Parallel Petroleum Corp. (a)	1,665	27,273
Petroleum Development Corp. (a)	460	25,443
Quicksilver Resources Inc. (a)	805	21,059
		99,046
Total Energy (Cost $403,391)		352,154

	Shares	Value
Financials - 1.29%
Capital Markets - 0.52%
Knight Capital Group, Inc. - Class A (a)	1,825	$29,912

Consumer Finance - 0.40%
Dollar Financial Corp. (a)	1,205	23,305

Diversified Financial Services - 0.37%
The Nasdaq OMX Group, Inc. (a)	775	21,522
Total Financials (Cost $92,814)		74,739

Health Care - 9.07%
Biotechnology - 3.52%
Cubist Pharmaceuticals, Inc. (a)	1,760	39,882
Invitrogen Corp. (a)	764	33,883
Martek Biosciences Corp. (a)	1,020	38,362
OSI Pharmaceuticals, Inc. (a)	885	46,578
United Therapeutics Corp. (a)	400	45,356
		204,061
Health Care Equipment & Supplies - 2.18%
ArthroCare Corp. (a)	765	16,172
Conmed Corp. (a)	1,365	41,482
Cynosure, Inc. (a)	1,360	33,619
Mindray Medical International Ltd. - ADR (b)	880	35,156
		126,429
Health Care Providers & Services - 1.57%
Amedisys, Inc. (a)	686	43,986
Icon plc - ADR (a)(b)	585	46,999
		90,985
Life Sciences Tools & Services - 0.69%
PAREXEL International Corp. (a)	1,380	40,337

Medical Devices - 0.51%
Intuitive Surgical, Inc. (a)	95	29,572

Pharmaceuticals - 0.60%
Perrigo Co.	995	35,054
Total Health Care (Cost $458,222)		526,438

Industrials - 8.73%
Aerospace & Defense - 1.05%
Esterline Technologies Corp. (a)	695	33,902
Rockwell Collins, Inc.	540	26,833
		60,735
Commercial Services & Supplies - 1.50%
Clean Harbors, Inc. (a)	600	46,824
FTI Consulting Inc. (a)	570	40,561
		87,385
Construction & Engineering - 2.15%
Chicago Bridge & Iron Co. N.V. (b)	775	25,397
EMCOR Group, Inc. (a)	1,490	44,879
Foster Wheeler Ltd. (a)(b)	440	24,979
McDermott International, Inc. (a)(b)	620	29,555
		124,810

	Shares	Value
Machinery - 3.09%
AGCO Corp. (a)	545	$32,618
Barnes Group Inc.	1,489	33,636
Bucyrus International, Inc.	770	53,908
Gardner Denver Inc. (a)	769	35,066
The Manitowoc Co., Inc.	910	23,988
		179,216
Marine - 0.59%
Eagle Bulk Shipping Inc. (b)	1,183	34,354

Metal Heat Treating - 0.35%
Dynamic Materials Corp.	610	20,087
Total Industrials (Cost $539,491)		506,587

Information Technology - 12.07%
Communications Equipment - 1.79%
CommScope, Inc. (a)	770	34,334
Comtech Telecommunications Corp. (a)	685	33,654
InterDigital, Inc. (a)	1,540	35,743
		103,731
Electronic Equipment & Instruments - 3.35%
Amphenol Corp.	795	37,898
Dolby Laboratories Inc. (a)	813	33,081
FLIR Systems, Inc. (a)	1,120	45,629
Plexus Corp. (a)	1,295	36,907
SunPower Corp. (a)	522	41,118
		194,633
Information Retrieval Services - 0.53%
Shanda Interactive Entertainment Ltd. - ADR (a)(b)	1,185	30,609

Internet Software & Services - 1.54%
Baidu.com, Inc. - ADR (a)(b)	125	43,394
Sohu.com, Inc. (a)	610	46,043
		89,437
IT Services - 1.28%
Hewitt Associates, Inc. (a)	890	32,796
ManTech International Corp. (a)	740	41,322
		74,118
Semiconductor & Semiconductor Equipment - 0.42%
JA Solar Holdings Co., Ltd. - ADR (a)(b)	1,615	24,500

Software - 2.78%
ANSYS, Inc. (a)	890	40,833
JDA Software Group, Inc. (a)	1,860	31,750
MICROS Systems, Inc. (a)	995	31,522
Perfect World Co., Ltd. - ADR (a)(b)	1,110	29,371
SPSS, Inc. (a)	835	27,597
		161,073
Wireless Equipment - 0.38%
Sierra Wireless, Inc. (a)(b)	1,785	22,134
Total Information Technology (Cost $710,872)		700,235

Materials - 1.41%
Metals & Mining - 1.41%
Massey Energy Co.	630	46,778
Worthington Industries, Inc.	1,984	35,196
		81,974
Total Materials (Cost $72,273)		81,974

	Shares	Value
Telecommunication Services - 0.54%
Diversified Telecommunication Services - 0.54%
Tele Norte Leste Participacoes SA - ADR (b)	1,315	$31,047
Total Telecommunication Services (Cost $33,972)		31,047
TOTAL COMMON STOCKS (Cost $2,879,244)		2,794,659

EXCHANGE-TRADED FUNDS - 49.20%
Vanguard Mid-Cap Growth Index Fund	24,876	1,415,693
Vanguard Small-Cap Growth ETF	21,724	1,438,563
TOTAL EXCHANGE-TRADED FUNDS (Cost $2,914,258)		2,854,256

SHORT TERM INVESTMENTS - 2.92%
Investment Companies - 2.92%
Aim Liquid Assets	146,847	146,846
Fidelity Institutional Money Market Portfolio	22,618	22,618
TOTAL SHORT TERM INVESTMENTS (Cost $169,464)		169,464
Total Investments (Cost $5,962,966) - 100.29%		5,818,379
Liabilities in Excess of Other Assets - (0.29)%		(16,687)
TOTAL NET ASSETS - 100.00%		$5,801,692

Footnotes

Percentages are stated as a percent of net assets.

ADR	American Depository Receipt
(a)	Non Income Producing
(b)	Foreign Issued Security

The cost basis of investments for federal income tax purposes at July 31, 2008 was as follows*:

Cost of investments	$5,962,966
Gross unrealized appreciation	220,331
Gross unrealized depreciation	(364,918)
Net unrealized depreciation	$(144,587)

*Because tax adjustments are calculated annually and the fund has not yet completed a fiscal year end, the above table does not reflect tax adjustments.

FAS 157 - Summary of Fair Value Exposure at July 31, 2008 (Unaudited)
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 -	Quoted prices in active markets for identical securities.
Level 2 -	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 -	Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's net assets as of July 31, 2008 (Unaudited):

Description		Investments in Securities	Other Financial Instruments
Level 1 - Quoted prices		$ 5,818,379	$ —
Level 2 - Other significant observable inputs		—	—
Level 3 - Significant unobservable inputs		—	—
Total		$ 5,818,379	$ —

* Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation / depreciation on the instrument.

ActivePassive Small/Mid Cap Value Fund
Schedule of Investments
July 31, 2008 (Unaudited)

	Shares	Value
COMMON STOCKS - 50.00%
Consumer Discretionary - 1.90%
Apparel - 1.06%
Hanesbrands, Inc. (a)	2,700	$57,888

Household Durables - 0.84%
Jarden Corp. (a)	1,900	45,657
Total Consumer Discretionary (Cost $132,696)		103,545

Consumer Staples - 1.21%
Food Products - 1.21%
Dean Foods Co. (a)	3,100	66,030
Total Consumer Staples (Cost $65,782)		66,030

Energy - 10.37%
Energy Equipment & Services - 5.49%
Global Industries, Ltd. (a)	3,755	44,835
Helix Energy Solutions Group, Inc. (a)	1,500	47,895
Hercules Offshore, Inc. (a)	2,200	54,934
Superior Energy Services, Inc. (a)	3,200	151,776
		299,440
Oil & Gas - 4.88%
Cabot Oil & Gas Corp.	1,580	69,536
Comstock Resources, Inc. (a)	1,025	62,535
Holly Corp.	1,200	34,296
Petrohawk Energy Corp. (a)	3,000	99,960
		266,327
Total Energy (Cost $605,990)		565,767

Financials - 9.41%
Accident And Health Insurance - 1.03%
PartnerRe Ltd. (b)	800	56,256

Fire, Marine, And Casualty Insurance - 0.87%
American Safety Insurance Holdings, Ltd. (a)(b)	3,200	47,360

Insurance - 1.08%
HCC Insurance Holdings, Inc.	2,600	58,890

Real Estate - 6.43%
Annaly Capital Management, Inc.	6,900	103,983
Capstead Mortgage Corp.	3,400	37,128
LTC Properties, Inc.	3,000	87,690
OMEGA Healthcare Investors, Inc.	4,200	72,534
Parkway Properties, Inc.	1,400	49,406
		350,741
Total Financials (Cost $549,197)		513,247

Health Care - 1.66%
Health Care Equipment & Supplies - 0.48%
Orthofix International N.V. (a)(b)	1,100	26,169

	Shares	Value
Health Care Providers & Services - 1.18%
Chemed Corp.	1,500	$64,200
Total Health Care (Cost $94,201)		90,369

Industrials - 16.32%
Commercial Services & Supplies - 4.48%
FTI Consulting Inc. (a)	1,600	113,856
Navigant Consulting, Inc. (a)	3,200	59,136
Republic Services, Inc.	2,200	71,500
		244,492
Construction & Engineering - 2.17%
McDermott International, Inc. (a)(b)	2,480	118,222

Marine - 6.52%
Dryships, Inc. (b)	1,779	137,214
Genco Shipping & Trading Ltd. (b)	2,400	163,632
Omega Navigation Enterprises, Inc. (b)	3,500	54,775
		355,621
Transportation Infrastructure - 3.15%
Aegean Marine Petroleum Network Inc. (b)	3,300	119,460
StealthGas, Inc. (b)	3,500	52,500
		171,960
Total Industrials (Cost $915,464)		890,295

Information Technology - 2.49%
Computers & Peripherals - 0.89%
Hypercom Corp. (a)	10,000	48,600

Electronic Equipment & Instruments - 0.91%
Cogent Inc. (a)	4,900	49,686

Software - 0.69%
Fair Isaac Corp.	1,700	37,842
Total Information Technology (Cost $134,051)		136,128

Materials - 1.37%
Chemicals - 1.37%
Terra Industries Inc.	1,386	74,844
Total Materials (Cost $59,262)		74,844

Services - 0.83%
Truck Rental And Leasing, Without Drivers - 0.83%
Wright Express Corp. (a)	1,700	45,135
Total Services (Cost $57,358)		45,135

Telecommunication Services - 1.19%
Diversified Telecommunication Services - 1.19%
Frontier Communications Corp.	5,600	64,736
Total Telecommunication Services (Cost $57,568)		64,736

Utilities - 3.25%
Electric Utilities - 2.06%
ALLETE, Inc.	1,400	59,584
UIL Holdings Corp.	1,700	53,176
		112,760

	Shares	Value
Multi-Utilities & Unregulated Power - 1.19%
CMS Energy Corp.	4,800	$64,800
Total Utilities (Cost $179,799)		177,560
TOTAL COMMON STOCKS (Cost $2,851,368)		2,727,656

EXCHANGE-TRADED FUNDS - 46.16%
Vanguard Mid-Cap Value Index Fund	25,482	1,204,534
Vanguard Small-Cap Value ETF	21,697	1,313,753
TOTAL EXCHANGE-TRADED FUNDS (Cost $2,654,407)		2,518,287

SHORT TERM INVESTMENTS - 4.10%
Investment Companies - 4.10%
Fidelity Institutional Money Market Portfolio	223,581	223,581
TOTAL SHORT TERM INVESTMENTS (Cost $223,581)		223,581
Total Investments (Cost $5,729,356) - 100.26%		5,469,524
Liabilities in Excess of Other Assets - (0.26)%		(14,397)
TOTAL NET ASSETS - 100.00%		$5,455,127

Footnotes

Percentages are stated as a percent of net assets.

(a)	Non Income Producing
(b)	Foreign Issued Security

The cost basis of investments for federal income tax purposes at July 31, 2008 was as follows*:

Cost of investments	$5,729,356
Gross unrealized appreciation	118,668
Gross unrealized depreciation	(378,500)
Net unrealized depreciation	$(259,832)

*Because tax adjustments are calculated annually and the fund has not yet completed a fiscal year end, the above table does not reflect tax adjustments.

FAS 157 - Summary of Fair Value Exposure at July 31, 2008 (Unaudited)
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 -	Quoted prices in active markets for identical securities.
Level 2 -	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 -	Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's net assets as of July 31, 2008 (Unaudited):

Description		Investments in Securities	Other Financial Instruments
Level 1 - Quoted prices		$ 5,469,524	$ —
Level 2 - Other significant observable inputs		—	—
Level 3 - Significant unobservable inputs		—	—
Total		$ 5,469,524	$ —

* Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation / depreciation on the instrument.

ActivePassive International Equity Fund
Schedule of Investments
July 31, 2008 (Unaudited)

	Shares	Value
COMMON STOCKS - 41.57%
Australia - 1.19%
BHP Billiton Ltd. (b)	2,228	$83,307
Cochlear Ltd. (b)	782	32,546
		115,853
Belgium - 1.00%
InBev NV (b)	955	64,427
KBC Groep NV (b)	318	32,520
		96,947
Bermuda - 1.10%
Esprit Holdings Ltd. (b)	6,800	73,085
Li & Fung Ltd. (b)	10,000	34,160
		107,245
Brazil - 0.45%
Petroleo Brasileiro SA - ADR (b)	967	44,327

Canada - 1.75%
Canadian Natural Resources Ltd. (b)	600	46,883
Canadian National Railway Co. (b)	700	36,909
Manulife Financial Corp. (b)	587	21,624
Suncor Energy, Inc. (b)	1,200	65,230
		170,646
Denmark - 0.64%
Novo Nordisk A/S (b)	975	62,275

Finland - 0.30%
Nokia Oyj (b)	1,064	29,293

France - 1.82%
Axa (b)	1,666	49,336
Cap Gemini SA (b)	745	47,936
Total SA (b)	1,032	79,522
		176,794
Germany - 5.08%
Bayer AG (b)	1,307	112,986
Daimler AG (b)	460	26,785
Deutsche Boerse AG (b)	221	25,341
Henkel AG & Co. KGaA (b)	1,289	51,573
Merck KGaA (b)	450	54,484
Porsche Automobil Holdings SE (b)	660	99,655
Puma AG Rudolf Dassler Sport (b)	178	57,629
Siemens AG (b)	538	66,095
		494,548
Greece - 0.39%
OPAP SA (b)	1,066	38,244

Hong Kong - 1.18%
China Mobile Ltd. (b)	4,368	58,732
Hutchison Whampoa Ltd. (b)	6,000	56,488
		115,220
India - 0.89%
Infosys Technologies Ltd. - ADR (b)	2,189	86,225

	Shares	Value
Indonesia - 0.84%
PT Astra International Tbk (b)	10,000	$24,794
PT Telekomunikasi Indonesia (b)	67,500	57,147
		81,941
Ireland - 0.31%
CRH PLC (b)	1,182	30,422

Israel - 0.96%
Teva Pharmaceutical Industries Ltd. - ADR (b)	2,079	93,222

Italy - 1.23%
Eni SpA (b)	2,060	69,857
Finmeccanica SpA (b)	1,668	49,487
		119,344
Japan - 3.54%
DENSO Corp. (b)	1,000	26,094
FANUC Ltd. (b)	600	47,940
Keyence Corp. (b)	200	43,843
Komatsu Ltd. (b)	1,700	42,545
NIDEC Corp. (b)	700	50,025
Nintendo Co., Ltd. (b)	100	47,537
Suzuki Motor Corp. (b)	1,600	35,149
Toyota Motor Corp. (b)	1,200	51,833
		344,966
Mexico - 1.75%
America Movil SAB de C.V. - ADR (b)	1,484	74,927
Desarrolladora Homex SA de C.V. - ADR (a)(b)	830	46,397
Grupo Televisa SA - ADR (b)	1,402	31,531
Urbi, Desarrollos Urbanos, SA de C.V. (a)(b)	5,100	17,044
		169,899
Netherlands - 1.13%
Heineken Holdings NV (b)	1,065	45,717
TNT NV (b)	1,814	63,835
		109,552
Norway - 0.48%
Petroleum Geo-Services ASA (a)(b)	1,996	46,748

Singapore - 1.37%
Keppel Corp. Ltd. (b)	8,000	62,367
United Overseas Bank Ltd. (b)	5,000	71,230
		133,597
South Africa - 0.35%
Standard Bank Group Ltd. (b)	2,715	33,640

South Korea - 0.37%
Hana Financial Group Inc. (b)	940	35,713

Spain - 1.26%
Banco Santander SA (b)	1,707	33,230
Telefonica SA (b)	3,411	89,014
		122,244
Switzerland - 4.48%
Compagnie Financiere Richemont SA (b)	967	58,210
Nestle SA (b)	2,338	102,859
Roche Holding AG (b)	713	132,266
Sonova Holding AG (b)	565	41,320
Syngenta AG (b)	346	101,498
		436,153

	Shares	Value
Taiwan - 0.33%
Taiwan Semiconductor Manufacturing Co., Ltd. - ADR (b)	3,399	$32,291

Turkey - 0.33%
Akbank TAS (b)	5,786	32,373

United Kingdom - 7.05%
Aviva PLC (b)	3,162	31,620
Capita Group PLC (b)	3,187	43,462
Compass Group PLC (b)	6,363	46,162
Imperial Tobacco Group PLC (b)	2,916	109,242
Informa PLC (b)	5,051	43,727
International Power PLC (b)	6,756	55,273
Reckitt Benckiser Group PLC (b)	1,306	71,500
Reed Elsevier PLC (b)	3,668	41,915
Shire Ltd. (b)	3,261	53,747
Tesco PLC (b)	10,184	72,751
Vodafone Group PLC (b)	19,030	51,319
WPP Group PLC (b)	6,908	66,239
		686,957
TOTAL COMMON STOCKS (Cost $4,417,104)		4,046,679

CLOSED-END FUNDS - 0.33%
India Fund, Inc.	851	31,742
TOTAL CLOSED-END FUNDS (Cost $38,624)		31,742

EXCHANGE-TRADED FUNDS - 53.43%
iShares MSCI EAFE Index Fund	77,372	5,136,727
iShares MSCI Taiwan Index Fund	4,942	64,888
TOTAL EXCHANGE-TRADED FUNDS (Cost $5,852,644)		5,201,615

SHORT TERM INVESTMENTS - 4.68%
Investment Companies - 4.68%
Fidelity Institutional Money Market Portfolio	455,600	455,600
TOTAL SHORT TERM INVESTMENTS (Cost $455,600)		455,600
Total Investments (Cost $10,763,972) - 100.01%		9,735,636
Liabilities in Excess of Other Assets - (0.01)%		(780)
TOTAL NET ASSETS - 100.00%		$9,734,856

Footnotes

Percentages are stated as a percent of net assets.

ADR	American Depository Receipt
(a)	Non Income Producing
(b)	Foreign Issued Security

The cost basis of investments for federal income tax purposes at July 31, 2008 was as follows*:

Cost of investments	$10,763,972
Gross unrealized appreciation	56,881
Gross unrealized depreciation	(1,085,217)
Net unrealized depreciation	$(1,028,336)

*Because tax adjustments are calculated annually and the fund has not yet completed a fiscal year end, the above table does not reflect tax adjustments.

FAS 157 - Summary of Fair Value Exposure at July 31, 2008 (Unaudited)
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 -	Quoted prices in active markets for identical securities.
Level 2 -	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 -	Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's net assets as of July 31, 2008 (Unaudited):

Description		Investments in Securities	Other Financial Instruments
Level 1 - Quoted prices		$ 9,453,001	$ —
Level 2 - Other significant observable inputs		282,635	—
Level 3 - Significant unobservable inputs		—	—
Total		$ 9,735,636	$ —

* Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation / depreciation on the instrument.

ActivePassive Emerging Markets Equity Fund
Schedule of Investments
July 31, 2008 (Unaudited)

	Shares	Value
COMMON STOCKS - 91.37%
Bahamas - 1.31%
Ultrapetrol Bahamas Ltd. (a)(b)	6,477	$72,154

Bermuda - 2.37%
Credicorp Ltd. (b)	1,093	80,893
Peace Mark Holdings Ltd. (b)	80,000	50,144
		131,037
Brazil - 16.41%
Banco Bradesco SA - ADR (b)	4,686	99,484
Companhia Energetica de Minas Gerais - ADR (b)	3,361	79,824
Companhia Siderurgica Nacional SA - ADR (b)	1,647	64,546
Companhia de Bebidas das Americas - ADR (b)	1,325	78,466
Companhia Vale do Rio Doce - ADR (b)	7,206	188,581
Net Servicos de Comunicacao SA - ADR (b)	4,081	51,257
Petroleo Brasileiro SA - ADR (b)	3,806	212,793
Tele Norte Leste Participacoes SA - ADR (b)	2,253	53,193
Usinas Siderurgicas de Minas Gerais SA - ADR (b)(c)	1,802	77,979
		906,123
Cayman Islands - 0.96%
China Medical Technologies, Inc. - ADR (b)	1,107	53,047

China - 8.90%
China Communications Construction Co., Ltd. (b)	29,000	54,717
China Construction Bank Corp. (b)	79,000	69,668
China Railway Group Ltd. (a)(b)	75,000	61,526
China Shenhua Energy Co., Ltd. (b)	10,500	39,300
Industrial & Commercial Bank of China Ltd. (b)	107,000	80,919
PetroChina Co. Ltd. - ADR (b)	371	49,514
Ping An Insurance Co., of China Ltd. (b)	10,000	69,922
Weichai Power Co., Ltd. (b)	13,000	65,820
		491,386
Colombia - 1.36%
Bancolombia SA - ADR (b)	2,221	74,914

Hong Kong - 6.13%
China Mobile Ltd. - ADR (b)	2,622	175,281
China Overseas Land & Investment Ltd. (b)	16,000	28,671
CNOOC Ltd. (b)	51,000	76,746
Denway Motors Ltd. (b)	160,000	57,219
		337,917
India - 5.25%
Dr Reddy's Laboratories Ltd. - ADR (b)	5,408	72,846
HDFC Bank Ltd. - ADR (b)	1,259	98,429
Infosys Technologies Ltd. - ADR (b)	2,064	81,301
Larsen & Toubro Ltd. - ADR (a)(b)(c)	607	37,148
		289,724
Indonesia - 2.24%
PT Bumi Resources Tbk (b)	40,500	30,058
PT Indosat Tbk - ADR (b)	2,600	93,730
		123,788
Israel - 1.26%
Teva Pharmaceutical Industries Ltd. - ADR (b)	1,552	69,592

	Shares	Value
Luxembourg - 2.50%
Evraz Group SA - ADR (b)(c)(d)	696	$66,816
Tenaris SA - ADR (b)	1,183	71,276
		138,092
Malaysia - 2.37%
Bumiputra-Commerce Holdings Bhd (b)	18,300	49,178
IOI Corp. Bhd (b)	46,100	81,411
		130,589
Mexico - 8.52%
America Movil SAB de CV - ADR (b)	2,548	128,649
Cemex SAB de CV - ADR (a)(b)	2,084	44,306
Corporacion GEO SAB de CV (a)(b)	15,323	55,850
Fomento Economico Mexicano, SAB de CV - ADR (b)	1,598	73,284
Grupo Financiero Banorte SAB de CV (b)	13,057	56,527
Grupo Mexico SAB de CV (b)	30,020	53,229
Wal-Mart de Mexico SAB de CV - ADR (b)	1,443	58,738
		470,583
Russia - 9.51%
Gazprom - ADR (a)(b)	3,913	186,650
LUKOIL - ADR (b)	1,179	98,447
Mining and Metallurgical Co. Norilsk Nickel - ADR (b)	3,197	67,457
Mobile Telesystems - ADR (a)(b)	1,635	116,739
Uralkali - ADR (a)(b)(c)	1,000	55,750
		525,043
South Africa - 6.73%
Impala Platinum Holdings Ltd. - ADR (b)	1,707	57,452
Massmart Holdings Ltd. (b)	6,410	65,531
MTN Group Ltd. (b)	3,292	56,899
Naspers Ltd. - ADR (b)	2,800	68,734
Sasol - ADR (b)	1,176	62,257
Standard Bank Group Ltd. (b)	4,917	60,924
		371,797
South Korea - 8.90%
Hyundai Motor Co. - ADR (a)(b)(c)	1,966	69,448
Kookmin Bank - ADR (a)(b)	1,613	92,489
POSCO - ADR (a)(b)	885	117,395
Samsung Electronics Co., Ltd. - ADR (a)(b)(c)	571	159,105
SK Telecom Co., Ltd. - ADR (a)(b)	2,482	52,916
		491,353
Taiwan - 3.75%
Hon Hai Precision Industry Co., Ltd. - ADR (b)(c)	6,708	65,479
Taiwan Semiconductor Manufacturing Co., Ltd. - ADR (b)	14,887	141,423
		206,902
Thailand - 0.89%
PTT Exploration & Production Public Co., Ltd. (b)	11,000	49,268

United Kingdom - 0.84%
Eurasian Natural Resources Corp. (a)(b)	2,219	46,403

United States - 1.17%
NII Holdings Inc. (a)	1,183	64,663
TOTAL COMMON STOCKS (Cost $5,540,453)		5,044,375

	Shares	Value
EXCHANGE-TRADED FUNDS - 4.02%
Vanguard Emerging Markets ETF	4,974	$221,791
Total Exchange-Traded Funds (Cost $252,829)		221,791

SHORT TERM INVESTMENTS - 4.35%
Investment Companies - 4.35%
Aim Liquid Assets	229,217	229,217
Fidelity Institutional Money Market Portfolio	10,693	10,693
TOTAL SHORT TERM INVESTMENTS (Cost $239,910)		239,910
Total Investments (Cost $6,033,192) - 99.74%		5,506,076
Other Assets in Excess of Liabilities - 0.26%		14,312
TOTAL NET ASSETS - 100.00%		$5,520,388

Footnotes

Percentages are stated as a percent of net assets.

ADR	American Depository Receipt
(a)	Non Income Producing
(b)	Foreign Issued Security
(c)	Restricted security under Rule 144A of the Securities Act of 1933
(d)	Securities for which market quotations are not readily available are valued at fair value determined by the
Advisor and compared to independent third party sources. Such values are approved on a quarterly basis by the Board of Trustees. The total fair value of such securities at July 31, 2008 is $66,816 which represents 1.21% of total net assets.

The cost basis of investments for federal income tax purposes at July 31, 2008 was as follows*:

Cost of investments	$6,033,192
Gross unrealized appreciation	95,102
Gross unrealized depreciation	(622,218)
Net unrealized depreciation	$(527,116)

*Because tax adjustments are calculated annually and the fund has not yet completed a fiscal year end, the above table does not reflect tax adjustments.

FAS 157 - Summary of Fair Value Exposure at July 31, 2008 (Unaudited)
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 -	Quoted prices in active markets for identical securities.
Level 2 -	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 -	Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's net assets as of July 31, 2008 (Unaudited):

Description		Investments in Securities	Other Financial Instruments
Level 1 - Quoted prices		$ 4,930,146	$ —
Level 2 - Other significant observable inputs		575,931	—
Level 3 - Significant unobservable inputs		—	—
Total		$ 5,506,076	$ —

* Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation / depreciation on the instrument.

ActivePassive Global Bond Fund
Schedule of Investments
July 31, 2008 (Unaudited)

	Shares	Value
EXCHANGE-TRADED FUNDS - 32.48%
SPDR Lehman International Treasury Bond ETF	17,529	$977,417
TOTAL EXCHANGE-TRADED FUNDS (Cost $992,665)		977,417

OPEN-END FUNDS - 67.32%
Loomis Sayles Global Bond Fund	96,015	1,516,079
Oppenheimer International Bond Fund	78,644	509,613
TOTAL OPEN-END FUNDS (Cost $2,095,747)		2,025,692

SHORT TERM INVESTMENTS - 0.34%
Investment Companies - 0.34%
Fidelity Institutional Money Market Portfolio	10,099	10,099
TOTAL SHORT TERM INVESTMENTS (Cost $10,099)		10,099
Total Investments (Cost $3,098,511) - 100.14%		3,013,208
Liabilities in Excess of Other Assets - (0.14)%		(4,220)
TOTAL NET ASSETS - 100.00%		$3,008,988

Footnotes

Percentages are stated as a percent of net assets.

The cost basis of investments for federal income tax purposes at July 31, 2008 was as follows*:

	Cost of investments	$3,098,511
	Gross unrealized appreciation	0
	Gross unrealized depreciation	(85,303)
	Net unrealized depreciation	$(85,303)

*Because tax adjustments are calculated annually and the fund has not yet completed a fiscal year end, the above table does not reflect tax adjustments.

FAS 157 - Summary of Fair Value Exposure at July 31, 2008 (Unaudited)
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 -	Quoted prices in active markets for identical securities.
Level 2 -	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 -	Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's net assets as of July 31, 2008 (Unaudited):

Description		Investments in Securities	Other Financial Instruments
Level 1 - Quoted prices		$ 3,013,208	$ —
Level 2 - Other significant observable inputs		—	—
Level 3 - Significant unobservable inputs		—	—
Total		$ 3,013,208	$ —

* Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation / depreciation on the instrument.

ActivePassive Intermediate Taxable Bond Fund
Schedule of Investments
July 31, 2008 (Unaudited)

	Principal
	Amount	Value
ASSET BACKED SECURITIES - 1.71%
Daimler Chrysler Auto Trust, 5.02%, 07/08/2010	$47,414	$47,745
Discover Card Master Trust, 2.66%, 09/15/2012	30,000	29,361
Household Credit Card Master Note Trust, 5.10%, 06/15/2012	25,000	25,247
TOTAL ASSET BACKED SECURITIES (Cost $102,451)		102,353

CORPORATE BONDS - 12.67%
Consumer Discretionary - 0.34%
Food Services and Drinking Places - 0.34%
McDonald's Corp., 5.80%, 10/15/2017	20,000	20,347
Total Consumer Discretionary (Cost $20,305)		20,347

Consumer Staples - 0.41%
Food & Staples Retailing - 0.41%
CVS Caremark Corp., 5.75%, 06/01/2017	25,000	24,482
Total Consumer Staples (Cost $25,257)		24,482

Energy - 0.58%
Oil, Gas & Consumable Fuels - 0.58%
ConocoPhillips, 5.625%, 10/15/2016 (a)	20,000	20,353
Valero Energy Corp., 6.125%, 06/15/2017	15,000	14,432
Total Energy (Cost $35,152)		34,785

Financials - 6.18%
Diversified Financial Services - 5.08%
Bank of America Corp., 4.90%, 05/01/2013	30,000	29,086
Bank of America Corp., 5.75%, 08/15/2016	30,000	28,059
Bank of America Corp., 8.125%, 12/29/2049	30,000	27,944
Citigroup, Inc., 5.625%, 08/27/2012	35,000	34,147
General Electric Capital Corp., 5.25%, 10/19/2012	25,000	25,150
General Electric Capital Corp., 6.00%, 6/15/2012	30,000	31,368
JPMorgan Chase & Co., 5.75%, 01/02/2013	30,000	30,149
National Rural Utilities Cooperative Finance Corp., 7.25%, 03/01/2012	20,000	21,268
PNC Financial Services Group, Inc., 6.00%, 12/07/2017	35,000	32,561
Santander Central Hispano Issuances Ltd., 7.625%, 09/14/2010 (a)	20,000	21,073
Wells Fargo & Co., 4.375%, 01/31/2013	25,000	23,808
		304,613
Insurance - 1.10%
American International Group, Inc., 5.85%, 01/16/2018	20,000	17,971
MetLife, Inc., 5.00%, 06/15/2015	30,000	28,668
Prudential Financial, Inc., 5.15%, 01/15/2013	20,000	19,541
		66,180
Total Financials (Cost $381,094)		370,793

Health Care - 1.24%
Biotechnology - 0.50%
Amgen, Inc., 4.00%, 11/18/2009	30,000	30,005

	Principal
	Amount	Value
Chemical Manufacturing - 0.34%
GlaxoSmithKline Capital Inc., 5.65%, 05/15/2018	20,000	$20,035

Health Care Providers & Services - 0.40%
UnitedHealth Group Inc., 4.875%, 04/01/2013	25,000	24,071
Total Health Care (Cost $74,371)		74,111

Industrials - 0.58%
Machinery - 0.34%
Caterpillar Financial Services Corporation, 4.85%, 12/07/2012	20,000	20,226

Road & Rail - 0.24%
Burlington Northern Santa Fe Corp., 5.75%, 03/15/2018	15,000	14,669
Total Industrials (Cost $34,604)		34,895

Information Technology - 0.68%
Computers & Peripherals - 0.25%
Hewlett-Packard Co., 4.50%, 03/01/2013	15,000	14,880

Software - 0.43%
Oracle Corp., 5.00%, 01/15/2011	25,000	25,554
Total Information Technology (Cost $40,414)		40,434

Materials - 0.47%
Precious Metals - 0.47%
Barrick Gold Finance Co., 4.875%, 11/15/2014	30,000	28,240
Total Materials (Cost $28,643)		28,240

Telecommunication Services - 1.86%
Diversified Telecommunication Services - 1.44%
AT&T Inc., 5.50%, 02/01/2018	40,000	39,116
Verizon Communications Inc., 5.25%, 04/15/2013	15,000	15,031
Verizon Communications Inc., 7.375%, 09/01/2012	30,000	32,333
		86,480
Wireless Telecommunication Services - 0.42%
Vodafone Group Plc, 5.50%, 06/15/2011 (a)	25,000	25,263
Total Telecommunication Services (Cost $112,663)		111,743

Utilities - 0.33%
Electric Utilities - 0.33%
Peco Energy Co., 4.75%, 10/01/2012	20,000	19,815
Total Utilities (Cost $20,247)		19,815
TOTAL CORPORATE BONDS (Cost $772,750)		759,645

	Shares
EXCHANGE-TRADED FUNDS - 48.55%
Vanguard Total Bond Market ETF	38,344	2,910,693
TOTAL EXCHANGE-TRADED FUNDS (Cost $2,945,875)		2,910,693

	Principal
	Amount	Value
U.S. GOVERNMENT AGENCY ISSUES - 14.65%
FAMCA, 6.71%, 07/28/2014	$20,000	$22,687
FHLB, 4.00%, 09/06/2013	250,000	249,085
FHLB, 5.00%, 11/17/2017	230,000	236,515
FHLMC, 5.389%, 02/01/2036	28,303	28,698
FNCL, 5.50%, 08/15/2038	60,000	58,716
FNMA, 4.805%, 01/01/2033	21,555	21,761
FNMA, 4.887%, 04/01/2035	136,365	137,662
FNMA, 6.00%, 07/01/2037	98,821	99,400
GNMA, 6.50%, 07/15/2032	11,853	12,277
GNMA, 7.50%, 04/15/2030	7,692	8,264
GNMA, 7.50%, 11/15/2030	480	515
GNMA, 8.00%, 06/15/2030	2,537	2,775
TOTAL U.S. GOVERNMENT AGENCY ISSUES (Cost $883,781)		878,355

U.S. TREASURY OBLIGATIONS - 18.13%
U.S. Treasury Inflation Index - 1.82%
2.00%, 01/15/2014	105,035	109,277
		109,277
U.S. Treasury Note - 16.31%
2.00%, 02/28/2010	255,000	253,665
2.625%, 07/15/2017	130,056	141,071
2.75%, 02/28/2013	85,000	83,386
4.625%, 08/31/2011	475,000	499,567
		977,689
TOTAL U.S. TREASURY OBLIGATIONS (Cost $1,096,600)		1,086,966

	Shares
SHORT TERM INVESTMENTS - 5.08%
Investment Companies - 5.08%
Fidelity Institutional Money Market Portfolio	304,618	304,618
TOTAL SHORT TERM INVESTMENTS (Cost $304,618)		304,618
Total Investments (Cost $6,106,075) - 100.79%		6,042,630
Liabilities in Excess of Other Assets - (0.79)%		(47,536)
TOTAL NET ASSETS - 100.00%		$5,995,094

Footnotes

Percentages are stated as a percent of net assets.
FAMCA	Federal Agricultural Mortgage Corp.
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Assoc.
GNMA	Government National Mortgage Assoc.

(a)	Foreign Issued Security

The cost basis of investments for federal income tax purposes at July 31, 2008 was as follows*:

Cost of investments	$6,106,075
Gross unrealized appreciation	5,477
Gross unrealized depreciation	(68,922)
Net unrealized depreciation	$(63,445)

*Because tax adjustments are calculated annually and the fund has not yet completed a fiscal year end, the above table does not reflect tax adjustments.

FAS 157 - Summary of Fair Value Exposure at July 31, 2008 (Unaudited)
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 -	Quoted prices in active markets for identical securities.
Level 2 -	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 -	Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's net assets as of July 31, 2008 (Unaudited):

Description		Investments in Securities	Other Financial Instruments
Level 1 - Quoted prices		$ 3,215,311	$ —
Level 2 - Other significant observable inputs		2,827,319	—
Level 3 - Significant unobservable inputs		—	—
Total		$ 6,042,630	$ —

* Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation / depreciation on the instrument.

ActivePassive Intermediate Municipal Bond Fund
Schedule of Investments
July 31, 2008 (Unaudited)
	Principal
	Amount	Value
MUNICIPAL BONDS - 39.86%
California - 6.70%
California Health Facilities Financing Authority, 5.50%, 07/01/2025	$75,000	$74,914
State of California Department of Water Resources, 5.00%, 05/01/2018	100,000	107,078
State of California Department of Water Resources, 5.00%, 12/01/2021	150,000	158,701
The Regents of the University of California Limited Project, 5.00%, 05/15/2021	150,000	155,711
		496,404
Florida - 6.05%
Florida State Turnpike Authority, 5.00%, 07/01/2020	150,000	154,315
State of Florida Department of Transportation, 5.25%, 07/01/2015	150,000	164,691
State of Florida Full Faith and Credit State Board of Education, 5.00%, 06/01/2022	125,000	129,492
		448,498
Georgia - 1.82%
Metropolitan Atlanta Rapid Transit Authority, 5.00%, 07/01/2017	125,000	134,866

Illinois - 1.88%
University of Illinois, 5.50%, 04/01/2019	125,000	139,178

Massachusetts - 2.82%
Massachusetts Health and Educational Facilities Authority, 5.25%, 12/01/2024	75,000	76,918
Massachusetts Water Pollution Abatement Trust, 5.00%, 08/01/2018	125,000	131,987
		208,905
Michigan - 2.13%
State of Michigan State Trunk Line Fund, 5.00%, 09/01/2019	150,000	158,117

New Jersey - 2.16%
New Jersey Economic Development Authority, 5.00%, 03/01/2017	150,000	159,782

New York - 5.35%
New York City Transitional Finance Authority, 5.00%, 08/01/2020	125,000	131,900
New York State Thruway Authority, 5.00%, 04/01/2017	100,000	106,999
New York State Thruway Authority, 5.00%, 03/15/2021	150,000	157,145
		396,044
North Carolina - 0.67%
North Carolina Eastern Municipal Power Agency, 5.25%, 01/01/2020	50,000	49,955

Tennessee - 1.29%
The Tennessee Energy Acquisition Corp., 5.25%, 09/01/2020	100,000	95,876

Texas - 5.07%
City of Houston Texas Combined Utility System, 5.25%, 05/15/2015	150,000	160,296
City of Houston Texas Combined Utility System, 5.25%, 05/15/2017	100,000	108,093
Texas Transportation Commission State Highway, 5.00%, 04/01/2018	100,000	106,942
		375,331
Utah - 2.10%
Intermountain Power Agency of Utah, 5.25%, 07/01/2020	150,000	155,230

Washington - 1.82%
Energy Northwest, 5.00%, 07/01/2016	125,000	134,801
TOTAL MUNICIPAL BONDS (Cost $2,984,225)		2,952,987

	Shares	Value
EXCHANGE-TRADED FUNDS - 58.94%
iShares S&P National Municipal Bond Fund	29,168	$2,910,675
Market Vectors Lehman Brothers AMT-Free Intermediate Municipal ETF	14,263	1,455,396
TOTAL EXCHANGE-TRADED FUNDS (Cost $4,452,912)		4,366,071

SHORT TERM INVESTMENTS - 1.08%
Investment Companies - 1.08%
Fidelity Institutional Tax-Exempt Portfolio	75,953	$75,953
TOTAL SHORT TERM INVESTMENTS (Cost $75,953)		75,953
Total Investments (Cost $7,513,090) - 99.88%		7,395,011
Other Assets in Excess of Liabilities - 0.12%		12,991
TOTAL NET ASSETS - 100.00%		$7,408,002

Footnotes

Percentages are stated as a percent of net assets.

The cost basis of investments for federal income tax purposes at July 31, 2008 was as follows*:

	Cost of investments	$7,513,090
	Gross unrealized appreciation	1,862
	Gross unrealized depreciation	(119,941)
	Net unrealized depreciation	$(118,079)

*Because tax adjustments are calculated annually and the fund has not yet completed a fiscal year end, the above table does not reflect tax adjustments.

FAS 157 - Summary of Fair Value Exposure at July 31, 2008 (Unaudited)
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 -	Quoted prices in active markets for identical securities.
Level 2 -	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 -	Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's net assets as of July 31, 2008 (Unaudited):

Description		Investments in Securities	Other Financial Instruments
Level 1 - Quoted prices		$ 4,442,024	$ —
Level 2 - Other significant observable inputs		2,952,987	—
Level 3 - Significant unobservable inputs		—	—
Total		$ 7,395,011	$ —

* Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation / depreciation on the instrument.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Principal Executive Officer and Treasurer/Principal Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)   Advisors Series Trust

By (Signature and Title)* /s/Douglas G. Hess
Douglas G. Hess, President

Date     9/19/2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*   /s/Douglas G. Hess
Douglas G. Hess, President

Date     9/19/2008

By (Signature and Title)*   /s/Cheryl L. King
Cheryl L. King, Treasurer

Date     9/18/2008

* Print the name and title of each signing officer under his or her signature.